Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitment Under Operating Leases
As at December 31, 2024, the commitment under operating leases for vessels is $63,511,000 for 2025 to 2029 and for other leases is $371,000 for the year 2025. Total commitments under these leases are as follows:

2025	$14.2
2026	14.1
2027	15.4
2028	14.4
2029	5.8
Thereafter	—
$63.9

Schedule of Outstanding Commitments for Remaining Installment Payments
The Company has outstanding commitments for the remaining installment payments as follows (1):

2025	$185.9
2026	698.0
2027	1,279.6
2028	1,172.9
2029	116.1
Thereafter	2,756.3
Total	$6,208.8
(1)Includes $747,000,000 (5,450,000,000 RMB) for six vessels, which were signed in October 2024 and had their first draw in November 2024. The vessels will be delivered between 2026 through 2028.